Share-based compensation (Binomial option-pricing) (Details) - $ / shares		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Weighted average fair value per option granted		$ 1.7582	$ 2.6425
Weighted average exercise price		$ 3.5350	$ 4.7025
Risk-free interest rate		1.82%	2.77%
Expected volatility		56.00%	57.00%
Dividend yield		0.00%	0.00%
Minimum
Expected term (in year)			5 years
Huya 2017 Share Incentive Plan [Member]
Weighted average fair value per option granted			$ 5.2130	$ 1.3798
Weighted average exercise price			$ 2.4672	$ 2.55
Risk-free interest rate	[1]		2.83%	2.25%
Expected term (in year)	[2]		10 years	10 years
Expected volatility	[3]		55.00%	55.00%
Dividend yield	[4]		0.00%	0.00%

[1]	The risk-free interest rate of periods within the contractual life of the share option is based on the China Government Bond yield as at the valuation dates.
[2]	The expected term is the contract life of the option.
[3]	Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as at the valuation dates.
[4]	Huya has no history or expectation of paying dividend on its ordinary shares. The expected dividend yield was estimated based on Huya’s expected dividend policy over the expected term of the option.